Schedule II Genworth Financial, Inc. (Parent Company Only) (Statements of Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment gains (losses)	$ (61)							$ 37						$ 27	$ (195)	$ (143)
Total revenues	2,303	2,467		2,456		2,402		2,315		2,510	2,426	2,532	2,455	9,640	9,923	9,716
Benefits and expenses:
Operating expenses	(433)							(440)						(1,594)	(1,930)	(1,938)
Interest expense	(126)							(95)						(476)	(506)	(457)
Total benefits and expenses	(2,066)	(2,134)	[1]	(2,374)	[1]	(2,293)	[1]	(2,233)	[1]	(2,346)	(2,414)	(2,669)	(2,364)	(9,034)	(9,793)	(9,859)
Loss before income taxes and equity in income of subsidiaries	237							82						606	130	(143)
Benefit from income taxes	(76)							(15)						(138)	11	279
Equity in income of subsidiaries	0							0						0	0	0
Net income available to Genworth Financial, Inc.'s common stockholders	103	168	[1]	35	[1]	76	[1]	46	[1]	155	(28)	(147)	58	325	38	38
Parent Company
Revenues:
Net investment and other income														2	4	11
Net investment gains (losses)														(29)	(17)	(4)
Total revenues														(27)	(13)	7
Benefits and expenses:
Operating expenses														16	33	41
Interest expense														315	324	284
Total benefits and expenses														331	357	325
Loss before income taxes and equity in income of subsidiaries														(358)	(370)	(318)
Benefit from income taxes														(112)	(131)	(147)
Equity in income of subsidiaries														571	277	209
Net income available to Genworth Financial, Inc.'s common stockholders														$ 325	$ 38	$ 38

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.